UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-04722

FMI Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 226-4555

(Registrant's telephone number, including area code)

Date of fiscal year end: September 30

Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders.

ANNUAL REPORT
September 30, 2006

FMI Provident Trust
Strategy Fund

A NO-LOAD MUTUAL FUND

FMI Provident Trust Strategy Fund

October 27, 2006

Dear Fellow Shareholder:

During the third quarter and fiscal year ended September, the FMI Provident Trust Strategy Fund experienced gains of 1.1% and 7.8%, respectively. The economic backdrop improved in the third quarter, with the Fed holding steady on interest rates, and energy prices declining, as of this writing, by almost 25%. The housing market remains a concern for us, and we continue to monitor how that might play out with regard to consumer spending patterns going forward. Inflation appears to be moderating slightly at this juncture, although the Federal Reserve continues to be cautious on this front. The good news for corporate America is that earnings in the third quarter appear to be advancing at a double-digit rate of somewhere between 14-15%, which would make for the eighteenth consecutive quarter of double-digit earnings growth. We believe this rate of gain will moderate going into 2007, as much of the rate of increase is attributable to energy companies, which will most likely see slower growth in the next twelve months. We continue to view the market as reasonably priced, and Scott and his team have positioned the portfolio into large growth companies, which they believe offer the best values in today’s market.

We believe that our portfolio is well positioned for the environment of the next twelve months, and that the securities we own will continue to provide all of us as shareholders with very satisfactory rates of return.

As always, we thank all of our fellow shareholders for your continued support and investment in the FMI Provident Trust Strategy Fund.

Sincerely,

Ted D. Kellner, CFA
President

100 E. Wisconsin Ave. • Milwaukee, WI 53202 • 414-226-4555
www.fmifunds.com

FMI Provident Trust Strategy Fund

September 30, 2006

Dear Shareholder,

FMI Provident Trust Strategy Fund gained +7.8% for the year ended September 30, 2006, underperforming the S&P 500’s +10.8% return. Our underperformance was due to poor asset allocation (our cash position was high when the market was low, and low when the market was high) along with a lack of significant winners. We continue to manage FMI Provident Trust Strategy Fund in a concentrated manner; the Fund is composed of 18 stocks and is considerably over weighted to industrials and asset managers vs. little exposure to utilities and energy.

The compression of the stock market’s relative valuation to bonds lasted longer and went further than we expected in our letter last year. We continue to contend stocks, at a 16x current P/E valuation, are more attractive than bonds at 21x, and money market at 20x (calculated by inverting the yield). Within the stock market, we favor larger growth companies like Charles Schwab, Express Scripts and Franklin Resources, along with industrial companies such as Rockwell Automation and Fastenal.

Our Board of Directors has declared distributions on October 26, 2006 of $0.033263 per share from net investment income and $0.30597 per share from net long-term capital gains, payable October 27, 2006, to shareholders of record on October 25, 2006.

We believe FMI Provident Trust Strategy Fund is positioned to benefit in a moderate economic growth, sluggish profits environment. As always, we will flexibly realign the Fund to reflect changes in our economic, valuation, and company-specific outlook.

Best regards,

J. Scott Harkness, CFA
Portfolio Manager

FMI Provident Trust Strategy Fund
COST DISCUSSION

As a shareholder of the FMI Provident Trust Strategy Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Industry Sectors as of September 30, 2006

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 4/01/06	Value 9/30/06	Period* 4/01/06-9/30/06
FMI Provident Trust Strategy Fund	$1,000.00	$ 972.60	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period between April 1, 2006 and September 30, 2006).

FMI Provident Trust Strategy Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
September 30, 2006

FMI Provident Trust Strategy Fund’s fiscal 2006 under-performance to the S&P 500 is attributable to poor cash timing management (high cash at the market low and low cash at the market high), along with an ill-timed expansion in our industrial stock holdings (Rockwell Automation). T. Rowe Price Group, Chicago Mercantile Exchange Holdings and Manpower were the top contributors to 2006 fiscal year results. Apache Corp. and Rockwell Automation were underperformers.

Significant portfolio purchases included: Accenture, Amgen, Franklin Resources, J.C. Penney, Lowe’s, Robert Half International, Rockwell Automation and Charles Schwab. Significant sales/reductions: Affiliated Computer Services, Apache Corp., Chicago Mercantile Exchange, Dell, Franklin Resources, Kohl’s Corp., Manpower, Medtronic, Pentair and Walgreen.

Comparison of Change in Value of $10,000 Investment in
FMI Provident Trust Strategy Fund* and Standard &Poor’s 500 Stock Index**

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN
1-Year	5-Year	10-Year
+7.77%	+7.37%	+8.95%

*
For the 1996-2000 fiscal years, Resource Capital Advisers, Inc. was the Fund’s investment adviser. On October 15, 2001, Fiduciary Management, Inc. became the investment adviser.

For the 1996-2001 fiscal years and through January 31, 2002, the portfolio manager for the Fund was Palm Beach Investment Advisers, LLC. From February 1, 2002 through September 8, 2002, Fiduciary Management, Inc. was the Fund’s portfolio manager and beginning September 9, 2002, Provident Trust Company became the Fund’s portfolio manager.

The Fund changed its fiscal year from June 30 to September 30 in 2005.

**
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock’s weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

FMI Provident Trust Strategy Fund
STATEMENT OF NET ASSETS
September 30, 2006

Shares or Principal Amount		Cost	Value
COMMON STOCKS — 84.1% (a)
COMMERCIAL SERVICES SECTOR — 8.7%
	Personnel Services — 8.7%
22,000	Manpower Inc.	$1,035,079	$1,347,940
51,600	Robert Half
	International Inc.	1,927,761	1,752,852
		2,962,840	3,100,792
ELECTRONIC TECHNOLOGY SECTOR — 6.5%
	Electronic Equipment/Instruments — 6.5%
39,900	Rockwell Automation Inc.	2,706,224	2,318,190
FINANCE SECTOR — 17.6%
	Investment Banks/Brokers — 6.6%
130,000	Charles Schwab Corp.	1,981,405	2,327,000
	Investment Managers — 11.0%
19,000	Franklin Resources, Inc.	1,785,349	2,009,250
40,000	T. Rowe Price Group Inc.	1,202,862	1,914,000
		2,988,211	3,923,250
HEALTH SERVICES SECTOR — 6.5%
	Health Industry Services — 6.5%
30,600	Express Scripts, Inc.*	1,716,706	2,309,994
HEALTH TECHNOLOGY SECTOR — 9.5%
	Biotechnology — 4.1%
20,120	Amgen Inc.*	1,438,115	1,439,184
	Medical Specialties — 5.4%
60,000	Biomet, Inc.	2,243,361	1,931,400
INDUSTRIAL SERVICES SECTOR — 7.1%
	Contract Drilling — 2.3%
35,570	Helmerich & Payne, Inc.	807,104	819,177
	Engineering & Construction — 4.8%
23,000	Jacobs Engineering
	Group Inc.*	1,205,282	1,718,790
PRODUCER MANUFACTURING SECTOR — 3.8%
	Industrial Machinery — 3.8%
30,000	Illinois Tool Works Inc.	1,315,812	1,347,000
RETAIL TRADE SECTOR — 17.6%
	Department Stores — 5.0%
25,780	J.C. Penney
	Company, Inc.	1,661,411	1,763,094
	Home Improvement Chains — 10.5%
57,000	Fastenal Co.	1,667,850	2,198,490
54,490	Lowe’s Companies, Inc.	1,547,373	1,528,989
		3,215,223	3,727,479
	Specialty Stores — 2.1%
19,690	Bed Bath & Beyond Inc.*	755,007	753,340
TECHNOLOGY SERVICES SECTOR — 3.6%
	Information Technology Services — 3.6%
40,000	Accenture Ltd.	1,252,837	1,268,400
TRANSPORTATION SECTOR — 3.2%
	Trucking — 3.2%
72,000	Heartland Express, Inc.	1,070,856	1,128,960
	Total common stocks	27,320,394	29,876,050
SHORT-TERM INVESTMENTS — 21.6% (a)
	Federal Agencies — 19.7%
$3,000,000	Federal National
	Mortgage Association,
	5.12%, due 10/16/06	2,993,600	2,993,600
4,000,000	Federal Home Loan Bank,
	5.09%, due 10/25/06	3,986,427	3,986,427
	Total federal agencies	6,980,027	6,980,027
	Variable Rate Demand Note — 1.9%
685,555	Wisconsin Corporate
	Central Credit
	Union, 4.99%	685,555	685,555
	Total short-term
	investments	7,665,582	7,665,582
	Total investments	$34,985,976	37,541,632
	Liabilities, less cash and
	receivables — (5.7%) (a)		(2,021,013)
	Net Assets		$35,520,619
	Net Asset Value Per Share
	($0.01 par value, 300,000,000
	shares authorized), offering
	and redemption price
	($35,520,619 ÷ 4,761,350
	shares outstanding)		$7.46

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2006

INCOME:
Dividends	$165,624
Interest	308,254
Total income	473,878

EXPENSES:
Management fees	232,752
Administrative and accounting services	61,484
Professional fees	45,841
Registration fees	29,017
Transfer agent fees	22,188
Insurance fees	16,758
Printing and postage expenses	9,456
Board of Directors fees	9,000
Custodian fees	8,146
Other expenses	3,731
Total expenses before reimbursement	438,373
Less expenses reimbursed by adviser	(124,524)
Net expenses	313,849
NET INVESTMENT INCOME	160,029
NET REALIZED GAIN ON INVESTMENTS	1,470,718
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	155,305
NET GAIN ON INVESTMENTS	1,626,023
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,786,052

The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended September 30, 2006, For the Period from July 1, 2005 to September 30, 2005 and For the Year Ended June 30, 2005

			July 1, 2005 to
	September 30,		September 30,	June 30,
	2006		2005	2005
OPERATIONS:
Net investment income (loss)	$160,029		$(2,867)	$(32,824)
Net realized gain on investments	1,470,718		772,670	972,661
Net increase (decrease) in unrealized
appreciation on investments	155,305		(88,036)	1,202,596
Net increase in net assets resulting from operations	1,786,052		681,767	2,142,433
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains ($0.2059,
$0.2316 and $0.4924 per share, respectively)	(761,195	)*	(665,312)*	(686,434)*
FUND SHARE ACTIVITIES:
Proceeds from shares issued (2,298,791,
493,070 and 1,494,440 shares, respectively)	17,166,165		3,534,633	9,881,374
Net asset value of shares issued in distributions reinvested
(101,007, 88,054 and 105,400 shares, respectively)	728,261		638,394	659,146
Cost of shares redeemed (881,447,
87,830 and 99,059 shares, respectively)	(6,498,978)		(623,147)	(649,476)
Net increase in net assets derived from Fund share activities	11,395,448		3,549,880	9,891,044
TOTAL INCREASE	12,420,305		3,566,335	11,347,043
NET ASSETS AT THE BEGINNING OF THE PERIOD	23,100,314		19,533,979	8,186,936
NET ASSETS AT THE END OF THE PERIOD
(Includes undistributed net investment
income (loss) of $160,013, $0 and ($7,821), respectively)	$35,520,619		$23,100,314	$19,533,979

* See Note 7.
The accompanying notes to financial statements are an integral part of these statements.

FMI Provident Trust Strategy Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

		For the
		Period from
	Year Ended	July 1, 2005 to		Years Ended June 30,
	September 30,	September 30,
	2006	2005		2005	2004	2003		2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.12	$7.10		$6.56	$5.22	$6.04		$14.02
Income from investment operations:
Net investment income (loss) (a)	0.04	(0.00)*		(0.02)	(0.03)	(0.02)		0.06
Net realized and unrealized
gains (losses) on investments	0.51	0.25		1.05	1.37	(0.14	)(d)	(1.33)
Total from investment operations	0.55	0.25		1.03	1.34	(0.16)		(1.27)
Less distributions:
Dividends from net investment income	—	—		—	(0.00)*	(0.01)		—
Distributions from net realized gains	(0.21)	(0.23)		(0.49)	—	(0.65)		(6.71)
Total from distributions	(0.21)	(0.23)		(0.49)	(0.00)*	(0.66)		(6.71)
Net asset value, end of period	$7.46	$7.12		$7.10	$6.56	$5.22		$6.04
TOTAL RETURN	7.77%	3.49	%**	16.96%	25.74%	(2.45%)		(15.68%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	35,521	23,100		19,534	8,187	5,802		1,765
Ratio of expenses (after reimbursement)
to average net assets (b)	1.00%	1.00	%***	1.20%	1.20%	1.21%		1.30%
Ratio of net investment income (loss)
to average net assets (c)	0.51%	(0.05	%)***	(0.28%)	(0.54%)	(0.54%)		0.65%
Portfolio turnover rate	84.06%	8.26%		38.45%	48.76%	51.79%		161.67%

(a)	Net investment income (loss) per share is calculated using average shares outstanding.
(b)
Computed after giving effect to adviser’s expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the year ended September 30, 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005, 2004, 2003 and 2002, as follows: 1.40%, 2.18%***, 1.82%, 1.89%, 3.11% and 3.06%, respectively.

(c)
If the Fund had paid all of its expenses, the ratios would have been, for the year ended September 30, 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005, 2004, 2003 and 2002, as follows: 0.11%, (1.23%)***, (0.90%), (1.23%), (2.44%) and (1.11%), respectively.

(d)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
*	Amount less than $0.005 per share.
**	Not Annualized.
***	Annualized.
The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2006

(1)	Summary of Significant Accounting Policies —
The following is a summary of significant accounting policies of the FMI Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. This Company consists of one non-diversified fund - FMI Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

The investment objective of the Fund is to realize a combination of capital appreciation and income which will result in the highest total return by investing in a combination of equity and debt securities, while assuming reasonable risks.

(a)
Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets (Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market formerly known as the Nasdaq National Market or the Nasdaq SmallCap Market) are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. For financial reporting purposes, investment transactions are recorded on the trade date.

On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis.

(d)	Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(e)
The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund’s policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

(f)
Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(h)
Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006

(1)	Summary of Significant Accounting Policies — (Continued)
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not meeting the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements, but does not anticipate that FIN 48 will have a material impact on the Fund’s financial statements.

(i)	The Fund changed its fiscal year from June 30 to September 30 in 2005.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —
The Fund has entered into a management agreement with Fiduciary Management, Inc. (“FMI”), with whom certain officers and a director of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund pays 0.75% on the first $30,000,000 of the daily net assets and 0.65% on the daily net assets in excess of $30,000,000 and less than $100,000,000 and 0.60% on the daily net assets over $100,000,000.

The Adviser entered into a sub-advisory agreement with Provident Trust Company (“PTC”) to assist it in the day-to-day management of the Fund. PTC determines which securities will be purchased, retained or sold for the Fund. The Adviser pays PTC a fee equal to 0.60% of the daily net assets up to $30,000,000 and 0.50% of the daily net assets over $30,000,000.

FMI is contractually obligated to reimburse the Fund for expenses over 2.00% of the daily net assets of the Fund. In addition to the reimbursement required under the management agreement, FMI has voluntarily reimbursed the Fund for expenses over 1.00% of the Fund’s daily net assets. These reimbursements amounted to $124,524 for the fiscal year ended September 30, 2006. PTC in turn, pays to FMI 80% of the amount reimbursed by FMI.

The Fund has an administrative agreement with FMI to supervise all aspects of the Fund’s operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund pays FMI a monthly administrative fee at the annual rate of 0.20% on the first $25,000,000 of the daily net assets of the Fund, 0.10% on the daily net assets of the Fund on the next $20,000,000 and 0.05% on the daily net assets of the Fund over $45,000,000, subject to a fiscal year minimum of twenty thousand dollars.

The Fund has entered into a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of the Fund’s daily net assets or the actual distribution costs incurred during the year. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the year ended September 30, 2006, no such expenses were incurred.

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(3)	Distributions to Shareholders —
Net investment income and net realized gains, if any, are distributed to shareholders at least annually. On October 26, 2006, the Fund distributed $160,013 from net investment income ($0.033263 per share) and $1,471,861 from long-term realized gains ($0.30597 per share). The distributions were paid on October 27, 2006 to shareholders of record on October 25, 2006.

(4)	Investment Transactions —
For the year ended September 30, 2006, purchases and proceeds of sales of investment securities (excluding short-term securities) were $29,173,823 and $20,871,175, respectively.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006

(5)	Accounts Payable and Accrued Liabilities —
As of September 30, 2006, liabilities of the Fund included the following:

Payable to brokers for securities purchased	$2,116,506
Payable to FMI for management fees and administrative fees	26,130
Payable for shareholder redemptions	25,263
Other liabilities	2,213

(6)	Sources of Net Assets —
As of September 30, 2006 the sources of net assets were as follows:

Fund shares issued and outstanding	$31,334,254
Net unrealized appreciation on investments	2,555,656
Undistributed net realized gains on investments	1,470,696
Undistributed net investment income	160,013
$35,520,619

(7)	Income Tax Information —
The following information for the Fund is presented on an income tax basis as of September 30, 2006:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$34,987,139	$3,523,458	$968,965	$2,554,493	$160,013	$1,471,861
The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2006, the period from July 1, 2005 to September 30, 2005 and during the year ended June 30, 2005, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations, as of September 30, 2006, and tax basis post-October losses as of September 30, 2006, which are not recognized for tax purposes until the first day of the following fiscal year are:

July 1, 2005 to
September 30, 2006				September 30, 2005		June 30, 2005
Ordinary	Long-Term	Net Capital		Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gains	Loss	Post-October	Income	Capital Gains	Income	Capital Gains
Distributions	Distributions	Carryovers	Losses	Distributions	Distributions	Distributions	Distributions
$348,505	$412,690	$ —	$ —	$ —	$665,312	$49,207	$637,227
For corporate shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2006 which is designated as qualifying for the dividends received deduction is 8% (unaudited).

For all shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2006 which is designated as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003, is 8% (unaudited).

FMI Provident Trust Strategy Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
  of FMI Provident Trust Strategy Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMI Provident Trust Strategy Fund (the “Fund,” a series of the FMIMutual Funds, Inc.) at September 30, 2006, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
October 27, 2006

FMI Provident Trust Strategy Fund
DIRECTORS AND OFFICERS

					Other
		Term of	Principal	# of Funds	Directorships
	Position	Office and	Occupation (s)	in complex	Held by
Name, Age	Held with	Length of	During Past	overseen	Director
and Address	the Fund	Time Served	Five Years	by Director	or Officer
Non-Interested Directors
Barry K. Allen, 58	Director	Indefinite Term	Mr. Allen is Executive Vice President of	4	Harley-Davidson
1801 California St.		since October	Qwest Communications International, Inc.,		Inc., FMI Funds, Inc.
Denver, CO 80202		2001	(Denver, CO) a global communications		and FMI Common
			company, since September 2002. From		Stock Fund, Inc.
			July 2000 to September 2002, Mr. Allen
			was President of Allen Enterprises, LLC,
			(Brookfield, WI) a private equity investments
			management company he founded after
			retiring from Ameritech (Chicago, IL) in
			July 2000.
George D. Dalton, 78	Director	Indefinite Term	Mr. Dalton is Chairman and Chief	4	Clark Consulting Inc.,
20825 Swenson Drive		since October	Executive Officer of NOVO1 (f/k/a		FMI Funds, Inc. and
Waukesha, WI 53186		2001	Call_Solutions.com, Inc.) (Waukesha, WI)		FMI Common Stock
			a privately held company specializing in		Fund, Inc.
			teleservices call centers since January 2000.
Gordon H.
Gunnlaugsson, 62	Director	Indefinite Term	Mr. Gunnlaugsson retired from M&I	4	Renaissance Learning
c/o Fiduciary		since October	Corporation (Milwaukee, WI). He was		Systems, Inc., FMI
Management, Inc.		2001	employed by M&I Corporation from June 1,		Funds, Inc. and FMI
100 E. Wisconsin Ave.			1970 to December 31, 2000 where he most		Common Stock Fund,
Milwaukee, WI 53202			recently held the positions of Executive		Inc.
			Vice-President and Chief Financial Officer.
Paul S. Shain, 43	Director	Indefinite Term	Mr. Shain is Chief Executive Officer of	4	FMI Funds, Inc. and
5520 Research		Since March	Berbee Information Networks Corporation,		FMI Mutual Funds,
Park Drive		2001	a strategic business unit of CDW		Inc.
Madison, WI 53711			Corporation (Vernon Hills, IL). Berbee is
			a leading provider of Information
			Technology Services including application
			development, infrastructure integration and
			hosting and managed services. Mr. Shain
			has been employed by such firm in various
			capacities since January 2000.

FMI Provident Trust Strategy Fund
DIRECTORS AND OFFICERS (Continued)

Other
		Term of	Principal	# of Funds	Directorships
	Position	Office and	Occupation (s)	in complex	Held by
Name, Age	Held with	Length of	During Past	overseen	Director
and Address	the Fund	Time Served	Five Years	by Director	or Officer
Interested Director
Donald S. Wilson*, 63	Director	Indefinite Term	Mr. Wilson is Vice Chairman, Treasurer	2	FMI Common Stock
c/o Fiduciary		Since October	and Chief Compliance Officer of		Fund, Inc.
Management, Inc.		2001	Fiduciary Management, Inc. which he
100 E. Wisconsin Ave.	Vice-	One Year Term	co-founded in 1980.
Milwaukee, WI 53202	President	Since October
	and	2001
Secretary
Other Officers
Ted D. Kellner, 60	President	One Year Term	Mr. Kellner is Chairman of the Board and	N/A	Marshall & Ilsley
c/o Fiduciary	and	Since October	Chief Executive Officer of Fiduciary		Corporation, FMI
Management, Inc.	Treasurer	2001	Management, Inc. which he co-founded		Funds, Inc. and FMI
100 E. Wisconsin Ave.			in 1980.		Common Stock Fund,
Milwaukee, WI 53202					Inc.
Patrick J. English, 45	Vice-	One Year Term	Mr. English is President of Fiduciary	N/A	FMI Funds, Inc. and
c/o Fiduciary	President	Since October	Management, Inc. and has been employed		FMI Common Stock
Management, Inc.		2001	by the Adviser in various capacities since		Fund, Inc.
100 E. Wisconsin Ave.			December, 1986.
Milwaukee, WI 53202
Kathleen M. Lauters, 54	Chief	At Discretion	Ms. Lauters has been the Fund’s Chief	N/A	None
c/o Fiduciary	Compliance	of Board	Compliance Officer since September 2004.
Management, Inc.	Officer	Since September	From June 1995 to September 2004 Ms.
100 E. Wisconsin Ave.		2004	Lauters was employed by Strong Capital
Milwaukee, WI 53202			Management, most recently as Senior
Compliance Analyst.
Camille F. Wildes, 54	Vice-	One Year Term	Ms. Wildes is a Vice-President of Fiduciary	N/A	None
c/o Fiduciary	President	Since October	Management, Inc. and has been employed
Management, Inc.	and	2001	by the Adviser in various capacities since
100 E. Wisconsin Ave.	Assistant		December, 1982.
Milwaukee, WI 53202	Treasurer
__________
*Mr. Wilson is an interested director of the Fund because he is an officer of the Fund and the Adviser.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 811-5311 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

FMI Provident Trust Strategy Fund
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
www.fmifunds.com
414-226-4555

INVESTMENT ADVISER AND ADMINISTRATOR
FIDUCIARY MANAGEMENT, INC.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202

PORTFOLIO MANAGER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Provident Trust Strategy Fund unless accompanied or preceded by the Fund’s current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment returns do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com.

Item 2. Code of Ethics.

Registrant has adopted a code of ethics. See attached Exhibit 12 (a).

Item 3. Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that Mr. Gordon Gunnlaugsson, a member of its audit committee, is an audit committee financial expert. Mr. Gunnlaugsson is “independent” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

$10,500 (FY 2006), $9,255 (September FY 2005) and $9,650 (June FY 2005) are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees

$0 (FY 2006), $0 (September FY 2005) and $24,650 (June FY 2005) are the aggregate fees billed in the last two fiscal years for assurance and related services rendered by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in the audit fees. The audit-related fees reported above consisted of fees for services related to fund mergers.

(c) Tax Fees

$5,991 (FY 2006), $5,000 (September FY 2005) and $37,700 (June FY 2005) are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax return preparation. The tax fees reported above for June fiscal 2005 consisted principally of fees for services provided to assist the registrant in obtaining a private letter ruling and for services associated with fund mergers. The tax fees reported above for September fiscal 2005 and fiscal 2006 consisted principally of fees for services related to the preparation of annual tax returns and services related to tax advice and tax consultation.

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) - (c) of this Item 4.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to registrant’s investment adviser, which were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) The Audit Committee pre-approves any services for the Fund to be performed by the independent public accountants.

(e) (2) None

(f) Not applicable.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h) Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The disclosure controls and procedures of the FMI Mutual Funds, Inc. are periodically evaluated. As of September 29, 2006, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)
The internal controls of the FMI Mutual Funds, Inc. are periodically evaluated. There were no changes to FMI Mutual Funds’ internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	Any code of ethics or amendment thereto. Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FMI Mutual Funds, Inc.
Registrant

By /s/ Ted D. Kellner
Ted D. Kellner, Principal Executive Officer

Date November 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FMI Mutual Funds, Inc.
Registrant

By /s/ Ted D. Kellner
Ted D. Kellner, Principal Financial Officer

Date November 2, 2006